Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of revenue by major merchandise categories

The following table presents revenue by major merchandise categories for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the years ended December 31,
	2025	2024	2023
Health and nutritional supplements (a)	$130,621,217	$33,571,779	$22,612,877
Cosmetic products(b)	23,899,428	36,338,218	55,068,409
Household products (c)	10,423,035	62,754,927	81,783,445
Others	57,399	316,607	544,562
Total	$165,001,079	$132,981,531	$160,009,293

(a)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.

(b)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.

(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.